Dividends Per Share (Tables)	6 Months Ended
Sep. 30, 2020
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Summary of Dividends Per Share
The dividends recognized by the Company for the six months ended September 30, 2020 and 2019 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2020	¥100	¥136,953
2019	¥95	¥132,582